Shareholder Report, Holdings (Details)	Jun. 30, 2024
CTIVP – CenterSquare Real Estate Fund Class 2 | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
CTIVP – CenterSquare Real Estate Fund Class 2 | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CTIVP – CenterSquare Real Estate Fund Class 2 | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
CTIVP – CenterSquare Real Estate Fund Class 2 | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CTIVP – CenterSquare Real Estate Fund Class 2 | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
CTIVP – CenterSquare Real Estate Fund Class 2 | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP – CenterSquare Real Estate Fund Class 2 | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CTIVP – CenterSquare Real Estate Fund Class 2 | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CTIVP – CenterSquare Real Estate Fund Class 2 | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CTIVP – CenterSquare Real Estate Fund Class 2 | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP – CenterSquare Real Estate Fund Class 2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
CTIVP – CenterSquare Real Estate Fund Class 2 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
CTIVP – CenterSquare Real Estate Fund Class 2 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
CTIVP – CenterSquare Real Estate Fund Class 2 | Data Center REITS Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
CTIVP – CenterSquare Real Estate Fund Class 2 | MultiFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
CTIVP – CenterSquare Real Estate Fund Class 2 | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
CTIVP – CenterSquare Real Estate Fund Class 2 | Other specialized REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CTIVP – CenterSquare Real Estate Fund Class 2 | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
CTIVP – CenterSquare Real Estate Fund Class 2 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
CTIVP – CenterSquare Real Estate Fund Class 2 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP – CenterSquare Real Estate Fund Class 2 | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
CTIVP – CenterSquare Real Estate Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
CTIVP – CenterSquare Real Estate Fund Class 2 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
CTIVP – CenterSquare Real Estate Fund Class 1 | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
CTIVP – CenterSquare Real Estate Fund Class 1 | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CTIVP – CenterSquare Real Estate Fund Class 1 | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
CTIVP – CenterSquare Real Estate Fund Class 1 | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CTIVP – CenterSquare Real Estate Fund Class 1 | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
CTIVP – CenterSquare Real Estate Fund Class 1 | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP – CenterSquare Real Estate Fund Class 1 | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CTIVP – CenterSquare Real Estate Fund Class 1 | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CTIVP – CenterSquare Real Estate Fund Class 1 | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CTIVP – CenterSquare Real Estate Fund Class 1 | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP – CenterSquare Real Estate Fund Class 1 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
CTIVP – CenterSquare Real Estate Fund Class 1 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
CTIVP – CenterSquare Real Estate Fund Class 1 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
CTIVP – CenterSquare Real Estate Fund Class 1 | Data Center REITS Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
CTIVP – CenterSquare Real Estate Fund Class 1 | MultiFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
CTIVP – CenterSquare Real Estate Fund Class 1 | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
CTIVP – CenterSquare Real Estate Fund Class 1 | Other specialized REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CTIVP – CenterSquare Real Estate Fund Class 1 | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
CTIVP – CenterSquare Real Estate Fund Class 1 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
CTIVP – CenterSquare Real Estate Fund Class 1 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP – CenterSquare Real Estate Fund Class 1 | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
CTIVP – CenterSquare Real Estate Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
CTIVP – CenterSquare Real Estate Fund Class 1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%